Summary of Principal Accounting Policies- Earnings per share and others (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings per share
Net income (loss) attributable to E-House ordinary shareholders - basic	$ (39,871,194)	$ 40,001,485	$ 51,957,425
Decrease of income from Leju		(2,208,892)
Interest of Convertible Senior Notes (including stated interest and amortization of discount and issuance costs)			192,566
Net income (loss) attributable to E-House ordinary shareholders diluted	$ (39,871,194)	$ 37,792,593	$ 52,149,991
Weighted average ordinary shares outstanding - basic	142,615,258	139,211,442	130,163,165
Convertible senior notes			334,821
Share options and restricted shares		7,476,393	5,282,011
Weighted average number of ordinary shares outstanding diluted	142,615,258	146,687,835	135,779,997
Basic earnings (loss) per share	$ (0.28)	$ 0.29	$ 0.40
Diluted earnings (loss) per share	$ (0.28)	$ 0.26	$ 0.38
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Non-controlling interest	$ 158,860,505	$ 152,376,115
Net income (loss) allocated	(15,428,677)	12,335,673	$ (871,136)
Effects of changes in E-House's ownership interest in CRIC, Leju and other significantly less than wholly owned subsidiaries on equity attributable to E-House
Net income (loss) attributable to E-House	(39,871,194)	40,001,485	51,957,425
Transfers to the non-controlling interest:
Increase in E-house Equity by partial disposal of subsidiaries		138,477,580
Increase in E-House's additional paid-in capital for issuing Leju's shares to Public		70,068,096
Decrease in E-House's additional paid-in capital and accumulated other comprehensive income for acquisition of non-controlling interest	(5,323,146)	(30,720,088)
Net transfers from (to) non-controlling interest	(5,450,808)	156,314,900
Change from net income (loss) attributable to E-House and transfers (to) from non-controlling interest	$ (45,322,002)	$ 196,316,385	$ 51,957,425
Share options and restricted shares
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Instruments excluded from computation of diluted earnings (loss) per share as their inclusion would have been anti-dilutive (in shares)	10,314,998
Convertible senior notes.
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Instruments excluded from computation of diluted earnings (loss) per share as their inclusion would have been anti-dilutive (in shares)	8,916,436	8,959,127
Leju Holdings Ltd.
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Ownership interest (as a percent)	69.00%
Non-controlling interest	$ 129,316,476	$ 124,892,590
Net income (loss) allocated	24,566,457	50,702,835
Transfers to the non-controlling interest:
Decrease in E-House additional paid-in capital for Leju share distribution to E-house shareholders		(21,569,028)
Increase (decrease) in E-House's additional paid-in capital for the exercise of Leju's options and the vesting of Leju'srestricted shares	$ (127,662)	$ 58,340